4. Future Accounting Pronouncements (June 30, 2017 Note)	3 Months Ended
Jun. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements

Management is evaluating significant recent accounting pronouncements that are not yet effective for us, including the new accounting standard on improvements to employee share based payment accounting, ASU 2016-09 (Topic 718), the new accounting standard related to leases, ASU 2016-02 (Topic 842), the new accounting standard for recognition and measurement of financial assets and financial liabilities, and the new accounting standard on revenue recognition, ASU 2014-09 (Topic 606), and have not yet concluded whether any such pronouncements will have a significant effect on our future consolidated financial statements.